INCOME TAX - Reconciliation of income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
INCOME TAX
Income tax benefits calculated at PRC statutory rates	¥ (10,924,924)	$ (1,525,061)	¥ (12,858,953)	¥ (15,364,513)
Nondeductible expenses and others	410,819	57,348	427,969	539,247
Effect of tax rate differential	8,080,498	1,127,995	9,080,982	7,949,048
Benefit of revenue exempted from enterprise income tax	12,864	1,796	19,714	(18,814)
Change in valuation allowances	2,422,323	338,143	3,330,318	6,913,371
Income tax expenses (benefit)	¥ 1,580	$ 221	¥ 30	¥ 18,339